TRANSAMERICA PRINCIPIUMSM II VARIABLE ANNUITY

TRANSAMERICA PRINCIPIUMSM III

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

TRANSAMERICA PRINCIPIUMSM II VARIABLE ANNUITY (NY)

TRANSAMERICA PRINCIPIUMSM III

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement Dated September 20, 2019

to the

Prospectus dated May 1, 2019

Effective on or about November 1, 2019, based on changes to the underlying fund portfolio, the following changes will apply:

OLD SUBACCOUNT NAME	NEW SUBACCOUNT NAME	OLD PORTFOLIO NAME	NEW PORTFOLIO NAME
TA BlackRock Equity Smart Beta 100	TA BlackRock iShares Edge 100	Transamerica BlackRock Equity Smart Beta 100 VP	Transamerica BlackRock iShares Edge 100 VP

TA BlackRock Smart Beta 40	TA BlackRock iShares Edge 40	Transamerica BlackRock Smart Beta 40 VP	Transamerica BlackRock iShares Edge 40 VP

TA BlackRock Smart Beta 50	TA BlackRock iShares Edge 50	Transamerica BlackRock Smart Beta 50 VP	Transamerica BlackRock iShares Edge 50 VP

TA BlackRock Smart Beta 75	TA BlackRock iShares Edge 75	Transamerica BlackRock Smart Beta 75 VP	Transamerica BlackRock iShares Edge 75 VP

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2019.

Please read this Supplement carefully and retain it for future reference.